Shareholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended				3 Months Ended				6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended					1 Months Ended		3 Months Ended			12 Months Ended	1 Months Ended		3 Months Ended			12 Months Ended
	May 07, 2013	Feb. 28, 2013	Feb. 19, 2013	Jan. 26, 2012	Jun. 30, 2013	Nov. 08, 2012	Jun. 26, 2012	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012 Ratio	Jun. 26, 2012 Minimum [Member] Ratio	Jun. 30, 2013 Minimum [Member]	Jun. 26, 2012 Maximum [Member] Ratio	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2012 Series A Warrants [Member]	Jun. 30, 2013 Series B Warrants [Member]	Dec. 31, 2012 Series B Warrants [Member]	Jun. 30, 2013 Series A Warrants [Member]	May 07, 2013 Class A common stock [Member]	Feb. 19, 2013 Class A common stock [Member]	Jun. 30, 2013 Class A common stock [Member]	Nov. 08, 2012 Class A common stock [Member]	Jun. 26, 2012 Class A common stock [Member]	Dec. 31, 2012 Class A common stock [Member]	May 07, 2013 Class B common stock [Member]	Feb. 19, 2013 Class B common stock [Member]	Jun. 30, 2013 Class B common stock [Member]	Nov. 08, 2012 Class B common stock [Member]	Jun. 26, 2012 Class B common stock [Member]	Dec. 31, 2012 Class B common stock [Member]
Class of Warrant or Right [Line Items]
Common Stock Dividends Per Share Declared																			$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25		$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Dividend declared date	May 07, 2013	Feb. 19, 2013	Feb. 19, 2013
Dividend paid date	May 28, 2013		Mar. 20, 2013
Dividends paid					$ 0				$ 57,000,000
Cash receivable per share under warrant									$ 12.50	$ 12.50
Exercise price per share															62.13	66.65	68.56	60.39
Warrants outstanding					841,302				841,302	841,302					364,817	465,465	474,421	357,570
Term of warrants from the date of issue									7 years	7 years
Expiry date of warrants									Feb. 14, 2018	Feb. 14, 2018
Spit ratio approved by board										5	1	1	5	5
Additional shares issued in stock split									4															15,328,930						9,950,856
Increase in value of ordinary shares					1,000,000				1,000,000					1,000,000									1,000,000						1,000,000
Number of additional repurchased shares								17,000		12,626,400														12,626,400
Average price of additional repurchased shares								$ 120.75		$ 25.84														$ 25.84
Cost of additional repurchased shares								2,000,000		326,000,000														326,000,000
Additional shares issued on stock split				4						4
Number of shares to be purchased in tranches of warrant										1,216,216
Percentage of shares to be purchased in tranches of warrant										7.50%
Authorized repurchase of Limited voting securities percentage							10.00%
Shares purchased																								1,400,000
Common Stock Dividends Declared Amount						$ 29,000,000	$ 32,000,000